OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2013
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

16.  OTHER PAYABLES AND ACCRUALS

Components of other payables and accruals as of December 31, 2012 and 2013 were as follows:

	2012	2013
	RMB	RMB
Accrued operating expenses	204,438,348	330,863,616
Electronic coupon	41,475,136	133,306,380
Accruals for property and equipment	34,450,253	37,038,698
Deposits received from suppliers and packaged-tour customers	10,161,612	33,769,690
Due to employees for stock option proceeds received on their behalf	13,242,768	28,413,780
Payable for acquisition	19,742,776	23,773,221
Interest payable	1,492,269	13,838,961
Others	18,754,719	34,100,603
Total	343,757,881	635,104,949